Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Shares subject to possible redemption, shares issued	1,436,589	2,960,098		25,000,000
Shares subject to possible redemption, shares outstanding	1,436,589	2,960,098		25,000,000
Shares subject to possible redemption, per share (in Dollars per share)	$ 10.7	$ 10.53		$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	160,000,000	160,000,000		160,000,000
Common stock, shares issued	5,540,000	540,000		540,000
Common stock, shares outstanding	5,540,000	540,000		540,000
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Common stock, shares authorized	40,000,000	40,000,000	[1]	40,000,000	[1]
Common stock, shares issued	1,250,000	6,250,000	[1]	6,250,000	[1]
Common stock, shares outstanding	1,250,000	6,250,000	[1]	6,250,000	[1]

[1]	On March 16, 2021, 75,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).